Lease Obligations (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Expense, Lessee, Assets under Capital Lease	€ 27	€ 35	€ 53
Operating Leases, Rent Expense	742	693	772
Equipment Held under Capital Leases [Member]
medical devices	269
vehicles	€ 304